UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: March 31, 2011

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                           Name:    Southeast Asset Advisors
                           Address: 314 Gordon Avenue
                              Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Mark Saussy
                            Title: Managing Director
                            Phone: 229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

                /s/ Mark C. Saussy    Thomasville, GA     13-May-11
                ------------------    ---------------     ---------
                    [Signature]        [City, State]        [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

           List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

       Form 13F File Number             Name
       --------------------             ----
       28-2013                 Harris Associates, LP
       28-41980                Select Equity Group, Inc.
       28-11408                Cornerstone Investment Partners, LLC
       28-12146                Carl Domino, Inc.
       28-694                  JPMorgan Chase & Co.

                                 Report Summary:

       Number of Other Included Managers:            None
                                                 ------------
       Form 13F Information Table Entry Total:        70
                                                 ------------
      Form 13F Information Table Value Total:    $ 140,751.74
                                                 ------------
                                                  (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                                                                         INVESTMENT    SOLE VOTING
       NAME OF ISSUER          TITLE OF CLASS       CUSIP      VALUE (X 1,000)        AMT       SH/PRN   DISCRETION     AUTHORITY
ABBOTT LABORATORIES            COM               002824 10 0            473.33       9,650.00   SH       SOLE             9,650.00
ABERDEEN ASIA PACIFIC INCOM    COM               003009 10 7             83.16      12,000.00   SH       SOLE            12,000.00
AFLAC INC                      COM               001055 10 2          3,249.30      61,563.00   SH       SOLE            61,563.00
AMPHENOL CORP NEW              CL A              032095 10 1            649.42      11,940.00   SH       SOLE            11,940.00
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670 70 2         17,115.55     204,658.00   SH       SOLE           204,658.00
BERKSHIRE HATHAWAY INC DEL     CL A              084670 10 8          7,016.80          56.00   SH       SOLE                56.00
BLOUNT INTL INC NEW            COM               095180 10 5            518.71      32,460.00   SH       SOLE            32,460.00
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH    112585 10 4          1,374.36      42,340.00   SH       SOLE            42,340.00
CALAMOS STRATEGIC TOTL RETN    COM SH BEN INT    128125 10 1            114.04      11,720.00   SH       SOLE            11,720.00
CAMPBELL SOUP CO               COM               134429 10 9            379.11      11,450.00   SH       SOLE            11,450.00
CEMEX SAB DE CV                SPON ADR NEW      151290 88 9            590.27      66,099.60   SH       SOLE            66,099.60
CHEVRON CORP                   COM               166764 10 0          6,200.99      57,689.00   SH       SOLE            57,689.00
CHIMERA INVT CORP              COM               16934Q 10 9             79.20      20,000.00   SH       SOLE            20,000.00
CITIGROUP INC                  COM               172967 10 1            129.88      29,385.00   SH       SOLE            29,385.00
COCA COLA CO                   COM               191216 10 0          8,425.93     127,011.29   SH       SOLE           127,011.29
CONAGRA INCORPORATED           COM               205887 10 2            267.19      11,250.00   SH       SOLE            11,250.00
CONTANGO OIL & GAS COMPANY     COM NEW           21075N 20 4            404.74       6,400.00   SH       SOLE             6,400.00
DELL INC                       COM               24702R 10 1          6,633.07     457,138.00   SH       SOLE           457,138.00
DENISON MINES CORP             COM               248356 10 7             36.56      15,363.00   SH       SOLE            15,363.00
DENTSPLY INTL INC NEW          COM               249030 10 7          1,125.61      30,430.00   SH       SOLE            30,430.00
DIRECTV                        COM CL A          25490A 10 1            223.70       4,780.00   SH       SOLE             4,780.00
DISNEY WALT CO                 COM DISNEY        254687 10 6            581.07      13,485.00   SH       SOLE            13,485.00
EXXON MOBIL CORP               COM               30231G 10 2         10,366.58     123,221.00   SH       SOLE           123,221.00
FLOWERS FOODS                  COM               343498 10 1         20,396.68     749,051.66   SH       SOLE           749,051.66
GARMIN LTD                     SHS               H2906T 10 9          1,130.37      33,383.67   SH       SOLE            33,383.67
GENERAL ELECTRIC               COM               369604 10 3            588.83      29,368.15   SH       SOLE            29,368.15
GLOBAL CROSSING LTD            SHS NEW           G3921A 17 5            175.39      12,600.00   SH       SOLE            12,600.00
GRACO INC                      COM               384109 10 4            589.10      12,950.00   SH       SOLE            12,950.00
GREENLIGHT CAPITAL RE LTD      CLASS A           G4095J 10 9          5,678.39     201,290.00   SH       SOLE           201,290.00
HARRY WINSTON DIAMOND CORP     COM               41587B 10 0            165.20      10,210.00   SH       SOLE            10,210.00
HEINZ H J CO                   COM               423074 10 3            666.15      13,645.00   SH       SOLE            13,645.00
IDEXX LABS CORP                COM               45168D 10 4            709.65       9,190.00   SH       SOLE             9,190.00
IHS INC                        CL A              451734 10 7          1,191.91      13,430.00   SH       SOLE            13,430.00
INTEL CORP                     COM               458140 10 0          1,848.29      91,590.00   SH       SOLE            91,590.00
INTERFACE INC                  CL A              458665 10 6            588.54      31,830.00   SH       SOLE            31,830.00
INTERNATIONAL BUSINESS MACHS   COM               459200 10 1            680.98       4,176.00   SH       SOLE             4,176.00
INTERNATIONAL TOWER HILL MIN   COM               46050R 10 2            150.45      15,000.00   SH       SOLE            15,000.00
INTERPUBLIC GROUP COS INC      COM               460690 10 0            918.24      73,050.00   SH       SOLE            73,050.00
ISHARES TR INDEX               S&P GLB100INDX    464287 57 2          1,539.32      23,555.00   SH       SOLE            23,555.00
ISHARES TR INDEX               S&P 100 IDX FD    464287 10 1            489.34       8,245.00   SH       SOLE             8,245.00
ISHARES TR INDEX               BARCLYS TIPS BD   464287 17 6            300.19       2,750.00   SH       SOLE             2,750.00
ITT CORP NEW                   COM               450911 10 2          1,170.98      19,500.00   SH       SOLE            19,500.00
JOHNSON & JOHNSON              COM               478160 10 4          5,619.68      94,847.00   SH       SOLE            94,847.00
KIRBY CORP                     COM               497266 10 6          1,132.91      19,775.00   SH       SOLE            19,775.00
KRAFT FOODS INC                CL A              50075N 10 4            894.13      28,511.66   SH       SOLE            28,511.66
LABORATORY CORP AMER HLDGS     COM NEW           50540R 40 9          1,072.85      11,645.00   SH       SOLE            11,645.00
LEVEL 3 COMMUNICATIONS INC     COM               52729N 10 0          5,126.00   3,487,072.00   SH       SOLE         3,487,072.00
MARKEL CORP                    COM               570535 10 4            839.26       2,025.00   SH       SOLE             2,025.00
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U 60 5            246.02       4,390.00   SH       SOLE             4,390.00
MEREDITH CORP                  COM               589433 10 1            523.72      15,440.00   SH       SOLE            15,440.00
MICROSOFT CORP                 COM               594918 10 4          3,628.85     142,924.21   SH       SOLE           142,924.21
O REILLY AUTOMOTIVE INC NEW    COM               67103H 10 7          1,255.79      21,855.00   SH       SOLE            21,855.00
PATTERSON COS INC              COM               703395 10 3          1,184.59      36,800.00   SH       SOLE            36,800.00
PEPSICO INC                    COM               713448 10 8            874.37      13,575.00   SH       SOLE            13,575.00
PERKINELMER INC                COM               714046 10 9          1,001.28      38,115.00   SH       SOLE            38,115.00
PERRIGO CO                     COM               714290 10 3            533.58       6,710.00   SH       SOLE             6,710.00
PFIZER INC                     COM               717081 10 3            414.47      20,407.00   SH       SOLE            20,407.00
POLO RALPH LAUREN CORP         CL A              731572 10 3            936.65       7,575.00   SH       SOLE             7,575.00
PROCTER & GAMBLE CO            COM               742718 10 9          2,673.99      43,409.00   SH       SOLE            43,409.00
SHERWIN WILLIAMS CO            COM               824348 10 6          1,366.94      16,275.00   SH       SOLE            16,275.00
SIGMA ALDRICH CORP             COM               826552 10 1          1,212.34      19,050.00   SH       SOLE            19,050.00
SIGNET JEWELERS LIMITED        SHS               G81276 10 0          1,509.92      32,810.00   SH       SOLE            32,810.00
SYNOVUS FINANCIAL CORP         COM               87161C 10 5             99.22      41,341.00   SH       SOLE            41,341.00
TOTAL SYSTEMS SERVICES, INC.   COM               891906 10 9            626.14      34,747.00   SH       SOLE            34,747.00
TRIAD GUARANTY INC             COM               895925 10 5             15.78      39,461.00   SH       SOLE            39,461.00
VERIZON COMMUNICATIONS INC     COM               92343V 10 4            311.79       8,090.00   SH       SOLE             8,090.00
VODAFONE GROUP PLC NEW         SPON ADR NEW      92857W 20 9            330.63      11,500.00   SH       SOLE            11,500.00
WABTEC CORP                    COM               929740 10 8          1,435.96      21,170.00   SH       SOLE            21,170.00
WRIGHT EXPRESS CORP            COM               98233Q 10 5            536.03      10,340.00   SH       SOLE            10,340.00
YUM BRANDS INC                 COM               988498 10 1            332.33       6,468.00   SH       SOLE             6,468.00

                                                               ---------------
                               # OF HOLDINGS 70                     140,751.74
                                                               ===============